INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2013	2012	2011
PRC	$(112,653,429)	$(88,771,964)	$8,250,896
Others	(7,656,053)	(1,038,340)	1,123,432
Total income before income taxes	$(120,309,482)	$(89,810,304)	$9,374,328

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2013	2012	2011
Current taxes	$394,900	$503,416	$2,498,523
Deferred taxes	1,501,645	308,838	(1,694,374)
Provision for income taxes	$1,896,545	$812,254	$804,149

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2013	2012	2011
PRC statutory tax rate	25%	25%	25%
Computed expected income tax (benefit) expense	$(30,077,370)	$(22,452,576)	$2,343,582
Tax rate differential benefit from tax holiday	11,593,511	5,224,798	(1,544,604)
Permanent differences	6,624,016	6,538,685	(172,271)
Increase in valuation allowance	12,024,326	11,271,912	197,672
Non-deductible tax loss	1,914,013	259,585	158,541
Other differences	(181,951)	(30,150)	(178,771)
Income tax expense	$1,896,545	$812,254	$804,149

Schedule of Deferred Tax Assets and Liabilities, Detailed [Table Text Block]
	December 31, 2013		December 31, 2012
	Deferred	Deferred	Deferred	Deferred
	Tax	Tax	Tax	Tax
	Assets	Liabilities	Assets	Liabilities
Allowance for doubtful accounts	$10,388,922	$-	$6,100,285	$-
Loss carry-forwards	8,937,288	-	5,047,767	-
Long-term investments impairment	347,264	-	343,496	-
Fixed assets	203,092	(202,865)	3,469,686	(196,669)
Inventory valuation	148,860	-	768,535	-
Subsidy income	112,616	-	-	(93,245)
Salary payable	28,085	-	11,934	-
Intangible assets	-	(539,831)	-	(973,509)
Gross deferred tax assets and liabilities	20,166,127	(742,696)	15,741,703	(1,263,423)

Valuation allowance	(19,320,404)	-	(12,903,702)	-

Total deferred tax assets and liabilities	$845,723	$(742,696)	$2,838,001	$(1,263,423)

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2013	2012
Current deferred tax assets	$498,459	$2,297,617
Long-term deferred tax assets	347,264	540,384
Long-term deferred tax liabilities	(742,696)	(1,263,423)
Total net deferred tax assets	$103,027	$1,574,578